SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Jun. 11, 2019	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Advertising Expense		¥ 5,270	¥ 805	¥ 1,769
Research and development expenses		32,032	20,761	17,219
Employee Benefits
Defined contribution cost		14,281	15,006	13,129
Government Grants
Government grants		903	1,395	¥ 868
Share Based Compensation
Ratio applied for equity awards due to separation	1
Statutory Reserves
Accumulated statutory reserves		¥ 2,765	¥ 2,765
Segment Reporting
Number of operating segment | segment		1
Maximum
Employee Benefits
Contributions for PRC employees as a percent of standard salary base		43.10%
Minimum
Employee Benefits
Contributions for PRC employees as a percent of standard salary base		25.35%
General Reserve Fund | Maximum
Statutory Reserves
Cap on appropriation as percentage of registered capital		50.00%
General Reserve Fund | Minimum
Statutory Reserves
Appropriation as percentage of after-tax profits		10.00%
Statutory Surplus Fund
Statutory Reserves
Statutory reserves as a percentage of the registered capital					50.00%
Statutory Surplus Fund | Maximum
Statutory Reserves
Cap on appropriation as percentage of registered capital		50.00%
Statutory Surplus Fund | Minimum
Statutory Reserves
Appropriation as percentage of after-tax profits		10.00%